Concentrations of Credit Risk - (Details) $ in Millions	Dec. 31, 2022 USD ($)
Residential Real Estate Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 1,220.0
Construction and Land Development
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	319.2
Lessors of Nonresidential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	442.2
Construction Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	139.8
Lessors of Residential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	124.7
Health Care and Social Assistance
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	105.6
Accommodation and Food Services
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	87.7
Manufacturing
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 92.2